CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 232,944	$ 115,678
Costs and expenses
Cost of revenue (excluding depreciation and amortization)	201,445	136,995
Operations and support	142,728	115,072
General and administrative	106,135	77,033
Research and development	19,091	17,552
Sales and marketing	23,490	12,848
Total costs and expenses	492,889	359,500
Loss from operations	(259,945)	(243,822)
Interest expense, net and other (income) expense, net:
Interest expense, net	44,090	6,402
Other (income) expense, net	(9,890)	(231)
Total interest expense, net and other (income) expense, net	34,200	6,171
Loss before income taxes	(294,145)	(249,993)
Provision for income tax	242	323
Net loss attributable to common shareholders	$ (294,387)	$ (250,316)
Net loss per ordinary share, basic (in dollars per share)	$ (36.74)	$ (39.98)
Net loss per ordinary share, diluted (in dollars per share)	$ (36.74)	$ (39.98)
Weighted average shares outstanding of common stock, basic (in shares)	8,011,660	6,261,247
Weighted average shares outstanding of common stock, diluted (in shares)	8,011,660	6,261,247
Other comprehensive loss:
Net loss	$ (294,387)	$ (250,316)
Change in foreign currency translation adjustment	1,633	(740)
Comprehensive loss	$ (292,754)	$ (251,056)